Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of operations - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses
General and administrative expenses	$ (2,125)	$ (1,949)	$ (15,018)
Operating loss	(2,125)	(1,949)	(15,018)
Interest expense
Share of profits (losses) of subsidiaries and Consolidated VIEs	(33,965)	(24,010)	(56,981)
Loss before income taxes	(36,090)	(25,959)	(71,999)
Income tax expense
Net loss	$ (36,090)	$ (25,959)	$ (71,999)